Commitments and contingencies - Additional Information (Details)		1 Months Ended
	Mar. 14, 2024 vessel cEU	Feb. 29, 2024 vessel	Oct. 31, 2023 cEU	Dec. 31, 2023 USD ($) vessel	Oct. 01, 2023 vessel	Dec. 31, 2022 USD ($) vessel
Other Commitments [Line Items]
Operating lease liabilities to be paid | $				$ 425,900,000		$ 581,600,000
Number of vessels under construction				40		58
Number of vessels under contract					8
Capacity of vessels under contract | cEU			10,800
Subsequent Event
Other Commitments [Line Items]
Number of vessels under contract	2
Capacity of vessels under contract | cEU	10,800
Number of vessels under contract, novated		2
Number of vessels under contract, option given to customer to novate		2
Number of vessels under contract, remaining		6
Number of vessels under contract, novated including option exercised		4
Mobile Power Generation
Other Commitments [Line Items]
Letters of credit outstanding | $				$ 0		$ 10,350,000
Vessels
Other Commitments [Line Items]
Operating lease liabilities to be paid | $				419,935,000
Other leases
Other Commitments [Line Items]
Operating lease liabilities to be paid | $				$ 6,011,000